3. Investment Securities	12 Months Ended
Dec. 31, 2018
Notes
3. Investment Securities

3.         INVESTMENT SECURITIES

            Investment securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018:

Obligations of states and
political subdivisions	$ 212,613,724	$ 3,685,239	$ (4,410,689)	$ 211,888,274
Corporate securities	130,316	181,126	--	311,442
	$ 212,744,040	$ 3,866,365	$ (4,410,689)	$ 212,199,716

December 31, 2017:
Obligations of states and
political subdivisions	$ 187,508,758	$ 7,027,704	$ (935,219)	$ 193,601,243
Mutual funds	10,261,379	263,971	(16,397)	10,508,953
Corporate securities	130,316	327,519	--	457,835
	$ 197,900,453	$ 7,619,194	$ (951,616)	$ 204,568,031

            Investment securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018

Obligations of states and
political subdivisions	$ 787,987	$ 10,405	$ (5,109)	$ 793,283

December 31, 2017
Obligations of states and
political subdivisions	$ 5,010,190	$ 26,507	$ (21,384)	$ 5,015,313

            The amortized cost and estimated fair values of investment securities at December 31, 2018, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 2,498,296	$ 2,680,775	$ --	$ --
Due after one year through five years	5,854,122	5,895,644	787,987	793,283
Due after five years through ten year	21,121,075	21,533,152	--	--
Due after ten years	183,270,544	182,090,145	--	--
	$ 212,744,037	$ 212,199,716	$ 787,987	$ 793,283

            The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2018:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 23,436,091	$ (328,667)	$ 63,308,903	$ (4,082,022)	$ 86,744,994	$ (4,410,689)

Held to Maturity:
Obligatons of states and political subdivisions	400,812	(5,110)	--	--	400,812	(5,110)

Overall Total	$ 23,836,903	$ (333,777)	$ 63,308,903	$ (4,082,022)	$ 87,145,806	$ (4,415,799)

            The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2017:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 3,974,826	$ (14,298)	$ 26,715,587	$ (920,921)	$ 30,690,413	$ (935,219)
Mutual funds	1,565,216	(16,397)	-	-	1,565,216	(16,397)
	5,540,042	(30,695)	26,715,587	(920,921)	32,255,629	(951,616)
Held to Maturity:
Obligatons of states and political subdivisions	1,233,730	(17,189)	250,767	(4,195)	1,484,497	(21,384)

Overall Total	$ 6,773,772	$ (47,884)	$ 26,966,354	$ (925,116)	$ 33,740,126	$ (973,000)

              The previous two tables represent 103 investments and 43 investments held by the Company at December 31, 2018 and 2017, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate and market fluctuations.  Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider the impairment of these investments to be other-than-temporary at December 31, 2018 or 2017.

              Proceeds from sales of securities during 2018 were $12,621,828.  Gross gains of $354,241 and gross losses of $59,341 were realized on these sales.  Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2018 were $9,505,000.  Gross and net gains of $13,932 were realized on these redemptions.

              There were no sales of securities during 2017.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2017 were $13,765,000.  Gross gains of $23,329 and gross losses of $-0- were realized from these redemptions.